UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07537

Name of Registrant: Royce Capital Fund

Address of Registrant: 745 Fifth Avenue

New York, NY 10151

Name and address of agent for service: John E. Denneen, Esq.

745 Fifth Avenue

New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: December 31, 2023

Date of reporting period: January 1, 2024 – June 30, 2024

Item 1. Reports to Shareholders.

The Royce Funds	June 30, 2024

Royce Capital Fund—Micro-Cap Portfolio Investment Class—RCMCX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Capital Fund—Micro-Cap Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Capital Fund—Micro-Cap Portfolio—Investment Class	$60	1.18%
¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$132
Number of Holdings	123
Turnover Rate	11%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
CECO Environmental	1.6
Artivion	1.4
Newpark Resources	1.4
Graham Corporation	1.3
American Superconductor	1.3
VSE Corporation	1.3
QuinStreet	1.3
Shoe Carnival	1.3
CRA International	1.3
Arlo Technologies	1.3

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RCM-IC-STSR-0624

The Royce Funds	June 30, 2024

Royce Capital Fund—Micro-Cap Portfolio Service Class—RCMSX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Capital Fund—Micro-Cap Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Capital Fund—Micro-Cap Portfolio—Service Class	$73	1.45%
¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$132
Number of Holdings	123
Turnover Rate	11%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
CECO Environmental	1.6
Artivion	1.4
Newpark Resources	1.4
Graham Corporation	1.3
American Superconductor	1.3
VSE Corporation	1.3
QuinStreet	1.3
Shoe Carnival	1.3
CRA International	1.3
Arlo Technologies	1.3

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RCM-SC-STSR-0624

The Royce Funds	June 30, 2024
Royce Capital Fund—Small-Cap Portfolio Investment Class—RCPFX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Capital Fund—Small-Cap Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Capital Fund—Small-Cap Portfolio—Investment Class	$56	1.14%
¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$282
Number of Holdings	83
Turnover Rate	16%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions
Sanmina Corporation	1.8
M/I Homes	1.8
SilverBow Resources	1.8
PulteGroup	1.8
Chord Energy	1.7
Flex	1.7
ePlus	1.7
Shoe Carnival	1.6
Evercore Cl. A	1.6
Univest Financial	1.6

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RCS-IC-STSR-0624

The Royce Funds	June 30, 2024
Royce Capital Fund—Small-Cap Portfolio Service Class—RCSSX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Capital Fund—Small-Cap Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Capital Fund—Small-Cap Portfolio—Service Class	$67	1.37%
¹Annualized

Key Fund Statistics

As of 6/30/24

Fund Size (Millions)	$282
Number of Holdings	83
Turnover Rate	16%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions
Sanmina Corporation	1.8
M/I Homes	1.8
SilverBow Resources	1.8
PulteGroup	1.8
Chord Energy	1.7
Flex	1.7
ePlus	1.7
Shoe Carnival	1.6
Evercore Cl. A	1.6
Univest Financial	1.6

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RCS-SC-STSR-0624

Item 2. Code(s) of Ethics. Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert. Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services. Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants. Not Applicable.

Item 6. Investments.

(a) Please see the Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Royce Capital Fund

Financial Statements and Other Important Information Semiannual—June 30, 2024 Royce Capital Fund—Micro-Cap Portfolio Royce Capital Fund—Small-Cap Portfolio

Schedule of Investments

Royce Capital Fund - Micro-Cap Portfolio
Common Stocks – 97.0%
	SHARES	VALUE

COMMUNICATION SERVICES – 4.7%
ENTERTAINMENT - 0.9%
IMAX Corporation [1]	70,200	$1,177,254
INTERACTIVE MEDIA & SERVICES - 1.7%
DHI Group [1]	152,503	318,731
QuinStreet [1]	103,436	1,716,003
†Vimeo [1]	49,837	185,892
		2,220,626
MEDIA - 2.1%
Entravision Communications Cl. A	51,367	104,275
Innovid Corp. [1]	401,839	743,402
Magnite [1]	93,633	1,244,383
Thryv Holdings [1]	41,800	744,876
		2,836,936
Total (Cost $4,849,239)		6,234,816

CONSUMER DISCRETIONARY – 12.5%
AUTOMOBILE COMPONENTS - 2.0%
Modine Manufacturing [1]	14,383	1,441,033
Stoneridge [1]	71,782	1,145,641
		2,586,674
DIVERSIFIED CONSUMER SERVICES - 0.9%
Lincoln Educational Services [1]	98,346	1,166,384
HOTELS, RESTAURANTS & LEISURE - 1.3%
Century Casinos [1]	178,185	493,572
Lindblad Expeditions Holdings [1]	124,204	1,198,569
		1,692,141
HOUSEHOLD DURABLES - 1.8%
Hovnanian Enterprises Cl. A [1]	8,872	1,259,114
Legacy Housing [1]	51,096	1,172,142
		2,431,256
LEISURE PRODUCTS - 1.4%
American Outdoor Brands [1]	123,777	1,113,993
MasterCraft Boat Holdings [1]	36,317	685,665
		1,799,658
SPECIALTY RETAIL - 4.4%
Beyond [1]	54,867	717,660
Citi Trends [1]	56,594	1,203,189
OneWater Marine Cl. A [1]	42,041	1,159,070
Shoe Carnival	46,300	1,708,007
Zumiez [1]	54,100	1,053,868
		5,841,794
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
Fossil Group [1]	76,926	110,773
Vera Bradley [1]	133,380	834,959
		945,732
Total (Cost $12,737,103)		16,463,639

CONSUMER STAPLES – 0.7%
FOOD PRODUCTS - 0.7%
Seneca Foods Cl. A [1]	15,855	910,077
Total (Cost $869,495)		910,077

ENERGY – 3.8%
ENERGY EQUIPMENT & SERVICES - 3.8%
Natural Gas Services Group [1]	76,829	1,545,800
Newpark Resources [1]	221,300	1,839,003
Profire Energy [1]	607,729	862,975
Ranger Energy Services Cl. A	66,723	701,926
Total (Cost $2,695,581)		4,949,704

FINANCIALS – 12.1%
BANKS - 7.7%
BayCom Corp.	64,651	1,315,648
Customers Bancorp [1]	30,300	1,453,794
HarborOne Bancorp	108,591	1,208,618
HBT Financial	66,727	1,362,565
HomeTrust Bancshares	48,800	1,465,464
Investar Holding	78,710	1,212,134
Midway Investments [1,2]	1,751,577	0
Stellar Bancorp	42,845	983,721
Western New England Bancorp	167,162	1,150,075
		10,152,019
CAPITAL MARKETS - 3.6%
Canaccord Genuity Group	175,658	1,086,267
Silvercrest Asset Management Group Cl. A	71,263	1,110,990
Sprott	30,380	1,259,791
StoneX Group [1]	17,181	1,293,901
		4,750,949
FINANCIAL SERVICES - 0.8%
Cass Information Systems	25,348	1,015,694
Total (Cost $12,920,173)		15,918,662

HEALTH CARE – 8.3%
BIOTECHNOLOGY - 2.5%
ARS Pharmaceuticals [1]	88,576	753,782
CareDx [1]	78,424	1,217,925
Dynavax Technologies [1]	80,400	902,892
MeiraGTx Holdings [1]	104,907	441,658
		3,316,257
HEALTH CARE EQUIPMENT & SUPPLIES - 2.8%
Apyx Medical [1]	263,036	352,468
Artivion [1]	74,189	1,902,948
Profound Medical [1]	96,663	828,106
†Zynex [1]	70,280	655,009
		3,738,531
LIFE SCIENCES TOOLS & SERVICES - 2.0%
BioLife Solutions [1]	47,176	1,010,982
Harvard Bioscience [1]	277,680	791,388
Mesa Laboratories	9,920	860,758
		2,663,128
PHARMACEUTICALS - 1.0%
Harrow [1]	60,184	1,257,244
Total (Cost $10,848,206)		10,975,160

INDUSTRIALS – 26.4%
AEROSPACE & DEFENSE - 1.2%
Astronics Corporation [1]	56,055	1,122,782
CPI Aerostructures [1]	143,579	354,640
†Park Aerospace	6,097	83,407
		1,560,829
BUILDING PRODUCTS - 1.0%
Quanex Building Products	48,806	1,349,486
COMMERCIAL SERVICES & SUPPLIES - 4.5%
Acme United	33,682	1,181,228
CECO Environmental [1]	71,493	2,062,573
Montrose Environmental Group [1]	21,255	947,123
VSE Corporation	19,890	1,755,889
		5,946,813
CONSTRUCTION & ENGINEERING - 3.3%
†Bowman Consulting Group [1]	24,385	775,199

See Notes to Financial Statements	1

June 30, 2024 (unaudited)

Royce Capital Fund - Micro-Cap Portfolio (continued)

	SHARES	VALUE

INDUSTRIALS (continued)
CONSTRUCTION & ENGINEERING (continued)
Concrete Pumping Holdings [1]	121,121	$727,937
IES Holdings [1]	9,372	1,305,801
Northwest Pipe [1]	45,746	1,553,992
		4,362,929
ELECTRICAL EQUIPMENT - 1.3%
American Superconductor [1]	75,761	1,772,050
GROUND TRANSPORTATION - 0.7%
Covenant Logistics Group Cl. A	18,773	925,321
MACHINERY - 5.9%
Alimak Group [3]	87,303	948,946
Commercial Vehicle Group [1]	127,241	623,481
Graham Corporation [1]	62,975	1,773,376
Luxfer Holdings	77,812	901,841
Porvair [3]	146,872	1,224,999
Shyft Group (The)	81,905	971,393
Wabash National	59,844	1,306,993
		7,751,029
MARINE TRANSPORTATION - 1.2%
Clarkson [3]	31,114	1,629,031
PROFESSIONAL SERVICES - 4.7%
CRA International	9,754	1,679,834
Forrester Research [1]	39,153	668,733
Kforce	17,400	1,081,062
NV5 Global [1]	10,300	957,591
Resources Connection	94,854	1,047,188
TrueBlue [1]	75,424	776,867
		6,211,275
TRADING COMPANIES & DISTRIBUTORS - 2.6%
†Alta Equipment Group	34,949	280,990
Distribution Solutions Group [1]	49,280	1,478,400
Transcat [1]	13,364	1,599,403
		3,358,793
Total (Cost $23,194,721)		34,867,556
INFORMATION TECHNOLOGY – 24.5%
COMMUNICATIONS EQUIPMENT - 3.4%
Applied Optoelectronics [1]	88,209	731,253
Clearfield [1]	31,652	1,220,501
Digi International [1]	44,859	1,028,617
Genasys [1]	247,185	522,796
Harmonic [1]	87,400	1,028,698
		4,531,865
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 7.9%
Arlo Technologies [1]	128,175	1,671,402
†Bel Fuse Cl. B	17,287	1,127,804
FARO Technologies [1]	73,731	1,179,696
LightPath Technologies Cl. A [1]	383,700	483,462
Luna Innovations [1]	201,227	643,926
nLIGHT [1]	118,093	1,290,757
PAR Technology [1]	32,800	1,544,552
Powerfleet NJ [1]	235,628	1,076,820
†SmartRent Cl. A [1]	140,298	335,312
Vishay Precision Group [1]	35,200	1,071,488
		10,425,219
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.8%
Aehr Test Systems [1,4]	52,109	582,058
Amtech Systems [1]	125,369	734,662
AXT [1]	221,200	747,656
Camtek	11,723	1,468,189
Cohu [1]	36,100	1,194,910
Ichor Holdings [1]	37,200	1,434,060
inTEST Corporation [1]	93,495	923,731
Kopin Corporation [1]	348,243	292,489
Nova [1]	7,085	1,661,645
NVE Corporation	14,973	1,118,333
PDF Solutions [1]	30,100	1,095,038
Photronics [1]	53,036	1,308,398
Ultra Clean Holdings [1]	33,711	1,651,839
		14,213,008
SOFTWARE - 0.9%
Agilysys [1]	11,531	1,200,838
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.5%
AstroNova [1]	71,761	1,107,990
Intevac [1]	222,067	857,178
		1,965,168
Total (Cost $24,050,090)		32,336,098

MATERIALS – 3.5%
CHEMICALS - 1.1%
Aspen Aerogels [1]	35,305	842,024
Core Molding Technologies [1]	41,201	656,744
		1,498,768
METALS & MINING - 2.4%
Altius Minerals	47,900	741,933
Ferroglobe	173,862	931,900
Major Drilling Group International [1]	221,100	1,467,482
		3,141,315
Total (Cost $3,657,160)		4,640,083

REAL ESTATE – 0.5%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
FRP Holdings [1]	24,880	709,577
Total (Cost $214,356)		709,577

TOTAL COMMON STOCKS
(Cost $96,036,124)		128,005,372

See Notes to Financial Statements	2

Schedule of Investments

Royce Capital Fund - Micro-Cap Portfolio (continued)

	SHARES	VALUE

REPURCHASE AGREEMENT– 3.1%
Fixed Income Clearing Corporation, 4.75% dated 6/28/24, due 7/1/24, maturity value $4,100,910 (collateralized by obligations of U.S. Government Agencies, 3.625% due 5/15/26, valued at $4,181,387)
(Cost $4,099,288)		$4,099,288

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.3%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-5.18%)
(Cost $347,266)	347,266	347,266

TOTAL INVESTMENTS – 100.4%
(Cost $100,482,678)		132,451,926

LIABILITIES LESS CASH AND OTHER ASSETS – (0.4)%		(528,642)

NET ASSETS – 100.0%		$131,923,284

†	New additions in 2024.
[1]	Non-income producing.
[2]	A security for which market quotations are not readily available represents 0.0% of net assets. This security has been valued at its fair value under procedures approved by the Fund’s Board of Trustees. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value. See Notes to Financial Statements.
[3]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors. See Notes to Financial Statements.
[4]	All or a portion of this security was on loan as of June 30, 2024.

Bold indicates the Fund’s 20 largest equity holdings in terms of June 30, 2024, market value.

See Notes to Financial Statements	3

Schedule of Investments

Royce Capital Fund - Small-Cap Portfolio
Common Stocks – 98.7%
	SHARES	VALUE
COMMUNICATION SERVICES – 2.2%
MEDIA - 2.2%
Saga Communications Cl. A	150,195	$2,365,571
TEGNA	264,231	3,683,380
Total (Cost $8,567,084)		6,048,951

CONSUMER DISCRETIONARY – 21.9%
AUTOMOBILE COMPONENTS - 1.2%
Visteon Corporation [1]	32,355	3,452,279
DIVERSIFIED CONSUMER SERVICES - 1.0%
†frontdoor [1]	83,653	2,826,635
HOTELS, RESTAURANTS & LEISURE - 1.3%
Bloomin' Brands	185,288	3,563,088
HOUSEHOLD DURABLES - 6.3%
M/I Homes [1]	41,555	5,075,528
Meritage Homes	23,735	3,841,510
PulteGroup	45,465	5,005,696
Tri Pointe Homes [1]	104,381	3,888,192
		17,810,926
SPECIALTY RETAIL - 8.7%
Buckle (The)	109,024	4,027,346
Caleres	127,716	4,291,258
Destination XL Group [1]	740,191	2,694,295
Haverty Furniture	118,696	3,001,822
Shoe Carnival	125,580	4,632,646
Signet Jewelers	40,822	3,656,835
Williams-Sonoma	7,694	2,172,555
		24,476,757
TEXTILES, APPAREL & LUXURY GOODS - 3.4%
Carter's	53,370	3,307,339
Kontoor Brands	58,028	3,838,552
†Oxford Industries	21,546	2,157,832
Steven Madden	3,185	134,725
		9,438,448
Total (Cost $49,233,712)		61,568,133

CONSUMER STAPLES – 2.7%
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.7%
Ingles Markets Cl. A	49,232	3,377,808
Village Super Market Cl. A	162,566	4,293,368
Total (Cost $7,858,879)		7,671,176

ENERGY – 11.6%
ENERGY EQUIPMENT & SERVICES - 1.2%
Helmerich & Payne	94,127	3,401,750
OIL, GAS & CONSUMABLE FUELS - 10.4%
Chord Energy	28,579	4,792,126
Civitas Resources	55,458	3,826,602
Dorchester Minerals L.P.	134,408	4,146,487
Matador Resources	56,088	3,342,845
Riley Exploration Permian	146,403	4,144,669
SilverBow Resources [1]	133,252	5,040,923
SM Energy	93,586	4,045,723
		29,339,375
Total (Cost $26,224,762)		32,741,125

FINANCIALS – 20.1%
BANKS - 15.6%
†Burke & Herbert Financial Services	71,237	3,631,662
Citizens Community Bancorp	141,851	1,641,216
CNB Financial	196,739	4,015,443
Dime Community Bancshares	200,352	4,087,181
Heritage Financial	206,812	3,728,820
Mid Penn Bancorp	178,361	3,915,024
†Premier Financial	105,520	2,158,939
Princeton Bancorp	47,885	1,584,994
Riverview Bancorp	246,534	983,671
Timberland Bancorp	139,775	3,786,505
TrustCo Bank Corp NY	117,790	3,388,818
Unity Bancorp	147,820	4,371,037
Univest Financial	193,284	4,412,674
Western New England Bancorp	312,688	2,151,293
		43,857,277
CAPITAL MARKETS - 1.6%
Evercore Cl. A	21,245	4,428,095
FINANCIAL SERVICES - 1.5%
International Money Express [1]	209,991	4,376,213
INSURANCE - 1.4%
Tiptree	247,985	4,089,273
Total (Cost $50,818,676)		56,750,858

HEALTH CARE – 5.1%
BIOTECHNOLOGY - 1.5%
Catalyst Pharmaceuticals [1]	276,200	4,278,338
HEALTH CARE PROVIDERS & SERVICES - 1.5%
Cross Country Healthcare [1]	37,725	522,114
Molina Healthcare [1]	12,175	3,619,628
		4,141,742
PHARMACEUTICALS - 2.1%
Collegium Pharmaceutical [1]	110,194	3,548,247
SIGA Technologies	326,109	2,475,167
		6,023,414
Total (Cost $10,354,029)		14,443,494

INDUSTRIALS – 18.2%
AIR FREIGHT & LOGISTICS - 0.9%
Hub Group Cl. A	58,903	2,535,774
BUILDING PRODUCTS - 1.9%
Quanex Building Products	111,831	3,092,127
UFP Industries	21,033	2,355,696
		5,447,823
CONSTRUCTION & ENGINEERING - 0.9%
Sterling Infrastructure [1]	21,810	2,580,996
ELECTRICAL EQUIPMENT - 0.5%
Preformed Line Products	10,042	1,250,631
GROUND TRANSPORTATION - 3.1%
ArcBest Corporation	35,868	3,840,745
Schneider National Cl. B	112,461	2,717,058
Universal Logistics Holdings	54,200	2,199,978
		8,757,781
MACHINERY - 4.2%
†Allison Transmission Holdings	46,744	3,547,870
Commercial Vehicle Group [1]	255,309	1,251,014
†Terex Corporation	63,753	3,496,214
Wabash National	164,989	3,603,360
		11,898,458
MARINE TRANSPORTATION - 2.8%
Genco Shipping & Trading	178,866	3,811,635

See Notes to Financial Statements	4

June 30, 2024 (unaudited)

Royce Capital Fund - Small-Cap Portfolio (continued)

	SHARES	VALUE

INDUSTRIALS (continued)
MARINE TRANSPORTATION (continued)
Pangaea Logistics Solutions	532,180	$4,166,969
		7,978,604
PROFESSIONAL SERVICES - 3.9%
Barrett Business Services	118,692	3,889,537
IBEX [1]	266,699	4,315,190
Korn Ferry	40,262	2,703,190
		10,907,917
Total (Cost $38,613,370)		51,357,984

INFORMATION TECHNOLOGY – 15.7%
COMMUNICATIONS EQUIPMENT - 1.3%
Aviat Networks [1]	133,401	3,827,275
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 13.0%
Bel Fuse Cl. B	60,018	3,915,574
ePlus [1]	63,234	4,659,081
Flex [1]	159,875	4,714,714
Insight Enterprises [1]	11,686	2,318,035
Jabil	32,673	3,554,496
Kimball Electronics [1]	158,775	3,489,875
PC Connection	35,382	2,271,524
Sanmina Corporation [1]	76,984	5,100,190
TD SYNNEX	27,426	3,164,960
Vishay Intertechnology	151,319	3,374,414
		36,562,863
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
Amkor Technology	69,209	2,769,744
SOFTWARE - 0.4%
Adeia	93,165	1,042,050
Total (Cost $25,708,278)		44,201,932

REAL ESTATE – 1.2%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
RMR Group (The) Cl. A	151,127	3,415,470
Total (Cost $4,034,492)		3,415,470

TOTAL COMMON STOCKS
(Cost $221,413,282)		278,199,123

REPURCHASE AGREEMENT– 1.1%
Fixed Income Clearing Corporation, 4.75% dated 6/28/24, due 7/1/24, maturity value $3,080,073 (collateralized by obligations of U.S. Government Agencies, 3.625% due 5/15/26, valued at $3,140,566)
(Cost $3,078,854)		3,078,854

TOTAL INVESTMENTS – 99.8%
(Cost $224,492,136)		281,277,977

CASH AND OTHER ASSETS LESS LIABILITIES – 0.2%		451,788

NET ASSETS – 100.0%		$281,729,765

† New additions in 2024.

1 Non-income producing.

Bold indicates the Fund’s 20 largest equity holdings in terms of June 30, 2024, market value.

See Notes to Financial Statements	5

Statements of Assets and Liabilities	June 30, 2024 (unaudited)

	Micro-Cap Portfolio	Small-Cap Portfolio
ASSETS:
Investments at value (including collateral on loaned securities)[1]	$128,352,638	$278,199,123
Repurchase agreements (at cost and value)	4,099,288	3,078,854
Cash	207	–
Receivable for investments sold	–	676,913
Receivable for capital shares sold	27,096	140,921
Receivable for dividends and interest	17,207	102,120
Receivable for securities lending income	108	–
Prepaid expenses and other assets	3,903	8,667
Total Assets	132,500,447	282,206,598
LIABILITIES:
Payable for collateral on loaned securities	347,266	–
Payable for capital shares redeemed	57,863	137,570
Payable for investment advisory fees	107,773	231,621
Payable for trustees' fees	8,661	19,416
Accrued expenses	55,600	88,226
Total Liabilities	577,163	476,833
Net Assets	$131,923,284	$281,729,765
ANALYSIS OF NET ASSETS:
Paid-in capital	$84,109,729	$200,782,958
Total distributable earnings (loss)	47,813,555	80,946,807
Net Assets	$131,923,284	$281,729,765
Investment Class	$112,394,253	$134,196,856
Service Class	19,529,031	147,532,909
SHARES OUTSTANDING (unlimited number of $.001 par value):
Investment Class	11,908,705	14,383,982
Service Class	2,139,969	16,196,132
NET ASSET VALUES (Net Assets ÷ Shares Outstanding):
(offering and redemption price per share)
Investment Class	$9.44	$9.33
Service Class	9.13	9.11
Investments at identified cost	$96,383,390	$221,413,282
Market value of loaned securities[2]	370,297	–

1   See Notes to Financial Statements for information on non-cash collateral on loaned securities.

2   Market value of loaned securities backed by non-cash collateral is as of prior business day.

See Notes to Financial Statements	6

Statements of Operations	Six Months Ended June 30, 2024 (unaudited)

	Micro-Cap Portfolio	Small-Cap Portfolio
INVESTMENT INCOME:
INCOME:
Dividends	$448,503	$3,770,972
Foreign withholding tax	(15,344)	–
Interest	115,538	112,623
Securities lending	2,859	18
Total income	551,556	3,883,613
EXPENSES:
Investment advisory fees	660,394	1,467,681
Distribution fees	24,635	193,019
Administrative and office facilities	42,308	83,273
Audit	18,204	18,276
Trustees' fees	17,274	38,975
Custody	15,610	21,848
Shareholder reports	8,861	6,703
Shareholder servicing	8,481	8,161
Legal	2,722	6,124
Other expenses	6,172	12,556
Total expenses	804,661	1,856,616
Compensating balance credits	(144)	(122)
Fees waived by distributor	–	(7,940)
Net expenses	804,517	1,848,554
Net investment income (loss)	(252,961)	2,035,059
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
NET REALIZED GAIN (LOSS):
Investments	7,042,834	13,250,819
Foreign currency transactions	860	–
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Investments	(3,089,997)	(23,672,610)
Other assets and liabilities denominated in foreign currency	124	–
Net realized and unrealized gain (loss) on investments and foreign currency	3,953,821	(10,421,791)
NET INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS	$3,700,860	$(8,386,732)

See Notes to Financial Statements	7

Statements of Changes in Net Assets

	Micro-Cap Portfolio		Small-Cap Portfolio
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INVESTMENT OPERATIONS:
Net investment income (loss)	$(252,961)	$(476,253)	$2,035,059	$3,204,200
Net realized gain (loss) on investments and foreign currency	7,043,694	10,049,964	13,250,819	7,394,893
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(3,089,873)	11,624,338	(23,672,610)	51,157,812
Net increase (decrease) in net assets from investment operations	3,700,860	21,198,049	(8,386,732)	61,756,905
DISTRIBUTIONS:
Total distributable earnings
Investment Class	–	–	–	(12,810,854)
Service Class	–	–	–	(14,399,565)
Total distributions	–	–	–	(27,210,419)
CAPITAL SHARE TRANSACTIONS:
Value of shares sold
Investment Class	2,760,635	16,367,277	4,425,542	23,941,849
Service Class	300,993	20,890,050	1,324,902	96,770,854
Distributions reinvested
Investment Class	–	–	–	12,810,854
Service Class	–	–	–	14,399,565
Value of shares redeemed
Investment Class	(10,003,713)	(28,684,375)	(12,893,295)	(49,910,329)
Service Class	(1,798,576)	(15,676,606)	(15,060,382)	(119,325,949)
Net increase (decrease) in net assets from capital share transactions	(8,740,661)	(7,103,654)	(22,203,233)	(21,313,156)
Net Increase (Decrease) in Net Assets	(5,039,801)	14,094,395	(30,589,965)	13,233,330
NET ASSETS:
Beginning of period	136,963,085	122,868,690	312,319,730	299,086,400
End of period	$131,923,284	$136,963,085	$281,729,765	$312,319,730

See Notes to Financial Statements	8

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

											Ratio of Expenses to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Micro-Cap Portfolio––Investment Class
2024†	$9.17	$(0.02)	$0.29	$0.27	$–	$–	$–	$9.44	2.94%[1]	$112,394	1.18%[2]	1.18%[2]	1.18%[2]	(0.34)%[2]	11%
2023	7.72	(0.03)	1.48	1.45	–	–	–	9.17	18.78	116,468	1.18	1.18	1.15	(0.33)	24
2022	14.77	(0.05)	(3.28)	(3.33)	–	(3.72)	(3.72)	7.72	(22.43)	109,600	1.31	1.31	1.21	(0.46)	12
2021	11.91	(0.08)	3.61	3.53	–	(0.67)	(0.67)	14.77	29.98	157,042	1.37	1.37	1.33	(0.56)	25
2020	9.75	(0.05)	2.36	2.31	–	(0.15)	(0.15)	11.91	23.79	134,109	1.47	1.47	1.33	(0.51)	25
2019	8.97	(0.04)	1.77	1.73	–	(0.95)	(0.95)	9.75	19.55	132,008	1.43	1.43	1.33	(0.41)	26
Micro-Cap Portfolio–Service Class
2024†	$8.88	$(0.03)	$0.28	$0.25	$–	$–	$–	$9.13	2.82%[1]	$19,529	1.45%[2]	1.45%[2]	1.45%[2]	(0.62)%[2]	11%
2023	7.49	(0.05)	1.44	1.39	–	–	–	8.88	18.56	20,495	1.46	1.46	1.42	(0.61)	24
2022	14.37	(0.08)	(3.18)	(3.26)	–	(3.62)	(3.62)	7.49	(22.65)	13,269	1.61	1.61	1.47	(0.74)	12
2021	11.63	(0.11)	3.50	3.39	–	(0.65)	(0.65)	14.37	29.52	29,231	1.64	1.64	1.58	(0.81)	25
2020	9.54	(0.07)	2.31	2.24	–	(0.15)	(0.15)	11.63	23.55	28,039	1.72	1.72	1.58	(0.75)	25
2019	8.80	(0.06)	1.73	1.67	–	(0.93)	(0.93)	9.54	19.24	27,090	1.71	1.71	1.58	(0.66)	26
Small-Cap Portfolio–Investment Class
2024†	$9.59	$0.07	$(0.33)	$(0.26)	$–	$–	$–	$9.33	(2.71)%[1]	$134,197	1.14%[2]	1.14%[2]	1.14%[2]	1.51%[2]	16%
2023	8.36	0.11	2.04	2.15	(0.08)	(0.84)	(0.92)	9.59	25.93	146,549	1.15	1.15	1.13	1.26	69
2022	9.41	0.08	(0.94)	(0.86)	(0.04)	(0.15)	(0.19)	8.36	(9.20)	139,807	1.15	1.15	1.08	0.96	88
2021	7.41	0.03	2.10	2.13	(0.13)	–	(0.13)	9.41	28.82	172,388	1.11	1.11	1.08	0.37	51
2020	8.19	0.06	(0.65)	(0.59)	(0.07)	(0.12)	(0.19)	7.41	(7.15)	153,953	1.19	1.19	1.08	0.90	95
2019	7.87	0.09	1.37	1.46	(0.06)	(1.08)	(1.14)	8.19	18.67	173,492	1.15	1.15	1.08	1.04	111
Small-Cap Portfolio–Service Class
2024†	$9.37	$0.06	$(0.32)	$(0.26)	$–	$–	$–	$9.11	(2.77)%[1]	$147,533	1.38%[2]	1.38%[2]	1.37%[2]	1.28%[2]	16%
2023	8.18	0.08	1.99	2.07	(0.06)	(0.82)	(0.88)	9.37	25.53	165,771	1.39	1.39	1.37	0.96	69
2022	9.20	0.06	(0.92)	(0.86)	(0.01)	(0.15)	(0.16)	8.18	(9.41)	159,279	1.40	1.40	1.33	0.68	88
2021	7.25	0.01	2.05	2.06	(0.11)	–	(0.11)	9.20	28.45	209,252	1.35	1.35	1.33	0.10	51
2020	8.01	0.05	(0.64)	(0.59)	(0.05)	(0.12)	(0.17)	7.25	(7.33)	205,500	1.43	1.43	1.33	0.73	95
2019	7.69	0.06	1.35	1.41	(0.04)	(1.05)	(1.09)	8.01	18.44	225,250	1.39	1.39	1.33	0.86	111

† Six months ended June 30, 2024 (unaudited).

1 Not annualized

2 Annualized

See Notes to Financial Statements	9

Notes to Financial Statements (unaudited)

Summary of Significant Accounting Policies:

Royce Capital Fund – Micro-Cap Portfolio and Royce Capital Fund – Small-Cap Portfolio (each, a “Fund,” and together, the “Funds”) are the two series of Royce Capital Fund (the “Trust”), an open-end management investment company organized as a Delaware statutory trust. Shares of the Funds are offered to life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. Micro-Cap Portfolio and Small-Cap Portfolio commenced operations on December 27, 1996.

Classes of shares have equal rights as to earnings and assets, except that each class may bear different fees and expenses for distribution, shareholder servicing and shareholder reports, and receive different transfer agent balance credits and expense reimbursements. Investment income, realized and unrealized capital gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class of shares based on its relative net assets.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Each Fund is an investment company registered under the Investment Company Act of 1940 (the “1940 Act”) and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies.”

Royce & Associates, LP, the Funds’ investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”).

VALUATION OF INVESTMENTS:

Portfolio securities held by the Funds are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by a Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Trust’s Board of Trustees has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the 1940 Act (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Trust's Board of Trustees and policies and procedures adopted by Royce in its capacity as valuation designee for the Trust. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which a Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Funds on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;

●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and

●	The Funds use an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Notes to Financial Statements (unaudited) (continued)

VALUATION OF INVESTMENTS (continued):

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas. In the case of restricted securities, fair value determinations generally start with the inherent or intrinsic worth of the relevant security, without regard to the restrictive feature, and are reduced for any diminution in value resulting from the restrictive feature. Due to the inherent uncertainty of such valuations, these fair values may differ significantly from the values that would have been used had an active market existed.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;

●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;

●	the independent pricing services are unable to supply fair value prices; or

●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time a Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Funds as of June 30, 2024. Any Level 2 or Level 3 securities held by a Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Micro-Cap Portfolio
Common Stocks	$124,202,397	$3,802,975	$0	$128,005,372
Repurchase Agreement	–	4,099,288	–	4,099,288
Money Market Fund/Collateral Received for Securities Loaned	347,266	–	–	347,266
Small-Cap Portfolio
Common Stocks	278,199,123	–	–	278,199,123
Repurchase Agreement	–	3,078,854	–	3,078,854

REPURCHASE AGREEMENTS:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds as of June 30, 2024, are next business day and continuous.

FOREIGN CURRENCY:

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, expiration of currency forward contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at the end of the reporting period, as a result of changes in foreign currency exchange rates.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Notes to Financial Statements (unaudited) (continued)

SECURITIES LENDING:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds as of June 30, 2024:

	CASH COLLATERAL[1]	SECURITIES ON LOAN COLLATERALIZED BY CASH COLLATERAL	NET AMOUNT
Micro-Cap Portfolio	$347,266	$(337,300)	$9,966

[1]	Absent an event of default, assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. The contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian as of June 30, 2024:

	NON-CASH COLLATERAL	SECURITIES ON LOAN COLLATERALIZED BY NON-CASH COLLATERAL	NET AMOUNT
Micro-Cap Portfolio	$34,072	$(32,997)	$1,075

DISTRIBUTIONS AND TAXES:

As qualified regulated investment companies under Subchapter M of the Internal Revenue Code, the Funds are not subject to income taxes to the extent that each Fund distributes substantially all of its taxable income for its fiscal year.

The Funds pay any dividends and capital gain distributions annually in December. Dividends from net investment income and distributions from capital gains are determined at a class level. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:

Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Non-cash dividend income is recorded at the fair market value of the securities received. Interest income is recorded on an accrual basis. Realized gains and losses from investment transactions are determined on the basis of identified cost for book and tax purposes.

Notes to Financial Statements (unaudited) (continued)

EXPENSES:

The Funds incur direct and indirect expenses. Expenses directly attributable to a Fund are charged to the Fund, while expenses applicable to more than one of the Royce Funds are allocated equitably. Certain personnel, occupancy costs and other administrative expenses related to all of the Royce Funds are allocated by Royce under an administration agreement and are included in administrative and office facilities and legal expenses.

COMPENSATING BALANCE CREDITS:

The Funds have an arrangement with their transfer agent, whereby a portion of the transfer agent’s fee is paid indirectly by credits earned on a Fund’s cash on deposit with the transfer agent.

LINE OF CREDIT:

The Funds, along with certain other Royce Funds, participate in a $65 million line of credit (“Credit Agreement”) with State Street Bank and Trust Company to be used for short-term working capital purposes, to include the funding of shareholder redemptions and trade settlements. This revolving Credit Agreement expires on October 4, 2024. Pursuant to the Credit Agreement, each participating Fund is liable for a portion of the commitment fee for the credit facility (i.e., 0.25% of any unused portion of the line of credit) and for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a variable rate equal to the Applicable Rate plus the Applicable Margin. The term Applicable Rate means, for any day, a rate equal to the sum of (a) 0.10%, plus (b) the higher of (i) the Federal Funds Effective Rate for such day, or (ii) the Overnight Bank Funding Rate for such day. The term Applicable Margin means 1.25%. The Funds did not utilize the line of credit during the six months ended June 30, 2024.

INDEMNIFICATION PROVISIONS:

Reference is made to Delaware law and the Trust’s Certificate of Trust, Trust Instrument, and By-laws, as amended and supplemented, each of which provides for the indemnification by the Trust of the Trust’s officers and trustees under the circumstances and to the extent set forth therein. Reference is also made to the investment advisory agreement between the Trust, on behalf of each Fund, and Royce which provides for the indemnification by the relevant Fund of Royce under the circumstances and to the extent set forth therein. Additionally, in the normal course of business, the Trust, on behalf of both Funds, enters into contracts with service providers that contain general indemnification provisions in favor of such service providers and other covered persons. The amount of any potential Fund liability under these indemnification arrangements, if any, currently cannot be determined with any degree of specificity. The Trust is not currently in possession of any information that would cause it to believe that any Fund is reasonably likely to be subject to any material adverse impact from the operation of these indemnification arrangements. No assurance can be given, however, that any Fund will not incur any liability from the operation of these indemnification arrangements. Any future liability to a Fund that may arise from the operation of such arrangements will be publicly disclosed to the extent required by relevant accounting guidance and applicable laws, rules, and regulations.

Capital Share Transactions (in shares):

	SHARES SOLD		SHARES ISSUED FOR REINVESTMENT OF DISTRIBUTIONS		SHARES REDEEMED		NET INCREASE (DECREASE) IN SHARES OUTSTANDING
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
Micro-Cap Portfolio
Investment Class	299,772	2,000,011	–	–	(1,088,735)	(3,507,726)	(788,963)	(1,507,715)
Service Class	33,790	2,595,908	–	–	(201,585)	(2,059,573)	(167,795)	536,335
Small-Cap Portfolio
Investment Class	470,110	2,655,530	–	1,362,857	(1,367,551)	(5,453,895)	(897,441)	(1,435,508)
Service Class	144,905	11,036,795	–	1,566,873	(1,632,207)	(14,391,550)	(1,487,302)	(1,787,882)

Investment Adviser and Distributor:

INVESTMENT ADVISER:

Under the Trust’s investment advisory agreement with Royce, Royce is entitled to receive investment advisory fees in respect of each Fund that are computed daily and payable monthly.

		COMMITTED NET ANNUAL OPERATING EXPENSE RATIO CAP		SIX MONTHS ENDED JUNE 30, 2024 (UNAUDITED)
	ANNUAL CONTRACTUAL ADVISORY FEE AS A PERCENTAGE OF AVERAGE NET ASSETS	Investment Class	Service Class	Net advisory fees	Advisory fees waived
Micro-Cap Portfolio	1.00%	N/A	N/A	$660,394	$–
Small-Cap Portfolio	1.00%	N/A	N/A	1,467,681	–

Notes to Financial Statements (unaudited) (continued)

DISTRIBUTOR:

Royce Fund Services, LLC (“RFS”), the distributor of the Trust’s shares, is a wholly owned subsidiary of Royce. RFS is entitled to receive distribution fees from each Fund’s Service Class that are computed daily and payable monthly, at an annual rate of 0.25% of the average net assets of each Class. For the six months ended June 30, 2024, Micro-Cap Portfolio-Service Class recorded distribution fees of $24,635 and Small-Cap Portfolio-Service Class recorded distribution fees of $185,079 (net of $7,940 fees waived).

Purchases and Sales of Investment Securities:

For the six months ended June 30, 2024, the costs of purchases and the proceeds from sales of investment securities, other than short-term securities and collateral received for securities loaned, were as follows:

	PURCHASES	SALES
Micro-Cap Portfolio	$14,131,120	$20,550,394
Small-Cap Portfolio	48,127,046	64,446,688

Cross trades were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which Royce or an affiliate of Franklin Resources, Inc. serves as investment adviser. The Trust’s Chief Compliance Officer reviews such transactions each quarter for compliance with the requirements and restrictions set forth by Rule 17a-7, and reports the results of that review to the Board of Trustees. Cross trades for the six months ended June 30, 2024, were as follows:

	COSTS OF PURCHASES	PROCEEDS FROM SALES	REALIZED GAIN (LOSS)
Micro-Cap Portfolio	$113,237	$ –	$ –

Class Specific Expenses:

Class specific expenses were as follows for the six months ended June 30, 2024:

	NET DISTRIBUTION FEES	SHAREHOLDER SERVICING	SHAREHOLDER REPORTS	TRANSFER AGENT BALANCE CREDITS	TOTAL	CLASS LEVEL EXPENSES REIMBURSED BY INVESTMENT ADVISER
Micro-Cap Portfolio – Investment Class	$–	$4,829	$7,875	$(105)	$12,599	$–
Micro-Cap Portfolio – Service Class	24,635	3,652	986	(39)	29,234	–
	24,635	8,481	8,861	(144)		–
Small-Cap Portfolio – Investment Class	–	4,357	4,815	(87)	9,085	–
Small-Cap Portfolio – Service Class	185,079	3,804	1,888	(35)	190,736	–
	185,079	8,161	6,703	(122)		–

Tax Information:

As of June 30, 2024, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		NET UNREALIZED	GROSS UNREALIZED
	TAX BASIS COST	APPRECIATION (DEPRECIATION)	Appreciation	(Depreciation)
Micro-Cap Portfolio	$100,609,854	$31,842,072	$44,423,221	$12,581,149
Small-Cap Portfolio	227,022,968	54,255,009	64,080,374	9,825,365

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

New Accounting Pronouncements and Regulations:

On October 26, 2022, the SEC adopted rule and form amendments which require open-end mutual funds to transmit streamlined annual and semi-annual reports to shareholders that highlight key information to investors. In connection with these amendments, certain information that was previously disclosed in fund shareholder reports will instead be made available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024, and will have no effect on the Funds' accounting policies or financial statements.

Subsequent Events:

Subsequent events have been evaluated through the date the financial statements were issued and it has been determined that no events have occurred that require disclosure.

Understanding Your Fund’s Expenses (unaudited)

As a shareholder of a mutual fund, you pay ongoing expenses, including management fees and other Fund expenses including, for some fund share classes, distribution and/or service (12b-1) fees. Using the information below, you can estimate how these ongoing expenses (in dollars) affect your investment and compare them with the ongoing expenses of other funds. You may also incur one-time transaction expenses which are not shown in this section and would result in higher total costs. The example is based on an investment of $1,000 invested at January 1, 2024, and held for the entire six-month period ended June 30, 2024. Service Class shares are generally available only through certain insurance companies who receive service fees from the Fund for services that they perform.

Actual Expenses

The first part of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at June 30, 2024, by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second part of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual rate of return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, this section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ACTUAL			HYPOTHETICAL (5% PER YEAR BEFORE EXPENSES)
	Beginning Account Value 1/1/24	Ending Account Value 6/30/24	Expenses Paid During the Period[1]	Beginning Account Value 1/1/24	Ending Account Value 6/30/24	Expenses Paid During the Period[1]	Net Annualized Operating Expense Ratio[2]
Investment Class
Micro-Cap Portfolio	$1,000.00	$1,029.44	$5.95	$1,000.00	$1,019.00	$5.92	1.18%
Small-Cap Portfolio	1,000.00	972.89	5.59	1,000.00	1,019.19	5.72	1.14%
Service Class
Micro-Cap Portfolio	1,000.00	1,028.15	7.31	1,000.00	1,017.65	7.27	1.45%
Small-Cap Portfolio	1,000.00	972.25	6.72	1,000.00	1,018.05	6.87	1.37%

[1]	Expenses are equal to the Fund's net annualized operating expense ratio multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half-year divided by 366 days (to reflect the half-year period). This information does not include fees or expenses of the variable annuity contracts investing in the Funds.

[2]	Net annualized operating expense ratio used to derive figures in the table is based on the most recent fiscal half-year.

Changes In and Disagreements with Accountants for the Period Covered by this Report

Not applicable.

Results of Meeting(s) of Shareholders for the Period Covered by this Report

Not applicable.

Remuneration Paid to Directors, Officers and Others for the Period Covered by this Report

Refer to the financial statements included herein.

Board Approval of Investment Advisory Agreement

At meetings held on June 17-18, 2024, the Board of Trustees of Royce Capital Fund (the “Board”), including all of the non-interested trustees, approved the continuation of the investment advisory agreement (the “Agreement”) between Royce & Associates, LP (“Royce”) and Royce Capital Fund (“RCF”) relating to each of Royce Micro-Cap Portfolio and Royce Small-Cap Portfolio (each, a “Fund” and together, the “Funds”). In reaching these decisions, the Board reviewed the materials provided by Royce, which included, among other things, information prepared internally by Royce and independently by Broadridge Financial Solutions, Inc. (“Broadridge”) using the database and methodology of Morningstar Associates, LLC (“Morningstar”). Such materials contained detailed investment advisory fee, expense ratio, and investment performance comparisons for each Fund with other mutual funds in its Broadridge-assigned “peer group” and Morningstar “category”, information regarding the past performance of the Funds and other registered investment companies managed by Royce and a memorandum outlining the legal duties of the Board prepared by independent counsel to the non-interested trustees. Royce also provided the trustees with an analysis of its profitability with respect to providing investment advisory services to each of the Funds. In addition, the Board took into account information furnished throughout the year at regular Board meetings, including reports on investment performance, shareholder services, distribution fees and expenses, regulatory compliance, brokerage commissions and research, brokerage and other execution products and services provided to the Funds. The Board also took into account information furnished by Royce in response to various trustee questions regarding Royce operations and the Funds. The Board also considered other matters it deemed important to the approval process such as allocation of brokerage commissions, “soft dollar” research services Royce receives, payments made to affiliates of Royce, as well as payments made by Royce, relating to the servicing and distribution of Fund shares, and other direct and indirect benefits Royce and its affiliates receive from their relationship with the Funds. The trustees also met throughout the year with investment advisory personnel from Royce. The Board also noted Royce’s efforts to provide enhanced analytical tools to its investment staff along with the ongoing meetings conducted by Royce’s Co-Chief Investment Officers with portfolio managers experiencing performance challenges in an attempt to address such challenges. The Board, in its deliberations, recognized that, for many of the Funds’ shareholders, the decision to purchase shares of one or both Funds included a decision to select Royce as the investment adviser and that there was a strong association in the minds of Fund shareholders between Royce and each Fund. In considering factors relating to the approval of the continuation of the Agreement, the non-interested trustees received assistance and advice from, and met separately with, their independent legal counsel. While continuation of the investment advisory and administrative arrangements for each Fund was considered at the same Board meeting, the trustees considered the circumstances and interests of each Fund separately. Among other factors, the trustees noted that they considered the following:

The nature, extent and quality of services provided by Royce

The Board considered the following factors to be of fundamental importance to its consideration of whether to approve the continuation of the Agreement: (i) Royce’s more than 50 years of value investing experience and track record; (ii) the history of long-tenured Royce portfolio managers managing each Fund; (iii) Royce’s focus on small-cap and micro-cap value investing; (iv) the consistency of Royce’s approach to managing each Fund, other open-end mutual funds, and closed-end funds over more than 50 years; (v) the integrity and high ethical standards adhered to at Royce; (vi) Royce’s specialized experience in the area of trading small- and micro-cap securities; (vii) Royce’s historical ability to attract and retain portfolio management, research, and analytical talent (and, in this regard, considered the effort

Board Approval of Investment Advisory Agreement (cont.)

and resources Royce had committed to acquiring portfolio management, research, and analytical talent in recent years); and (viii) Royce’s focus on shareholder interests as exemplified by capping expenses on smaller funds and providing expansive shareholder reporting and communications. The Board reviewed the services that Royce provides to the Funds, including, but not limited to, managing each Fund’s investments in accordance with the stated policies of each Fund. The Board considered the fact that Royce provided certain administrative services to the Funds at cost, pursuant to the Administration Agreement between Royce and RCF, on behalf of each Fund. The Board determined that the services to be provided to each Fund by Royce would be the same as those that it previously provided to each Fund. The Board also took into consideration the histories, reputations and backgrounds of Royce’s portfolio managers for each Fund, finding that these would likely have an impact on the continued success of such Fund. The Board concluded that the investment advisory services provided by Royce to each Fund compared favorably to services provided by Royce to other Royce client accounts, including other funds, in both nature and quality, and that the scope of services provided by Royce continues to be suitable for each Fund.

Investment performance of the Funds and Royce

The Board believes that risk-adjusted performance continues to be an appropriate measure of each Fund’s investment performance. One measure of risk-adjusted performance historically used by the trustees in their review of each Fund’s performance is the Sharpe Ratio. The Sharpe Ratio is a risk-adjusted measure of performance developed by Nobel Laureate William Sharpe. It is calculated by dividing a fund’s annualized excess returns by its annualized standard deviation to determine reward per unit of risk. The higher the Sharpe Ratio, the better a fund’s historical risk-adjusted performance. The Board attaches importance to risk-adjusted performance over relatively long periods of time, typically 3 to 10 years, because such periods tend to encompass different market environments and cycles, unlike shorter time periods.

U.S. small- and large-cap stocks overcame multiple macro-economic and political headwinds in 2023, including the ongoing war in Ukraine, stubborn inflation, a hawkish Fed which continued to raise interest rates through June and promoted a “higher for longer” approach to interest rates for much of the year, several high-profile bank failures, and the terrorist attack on Israel and resulting Middle East conflict, to post positive returns for the year. After experiencing a downward trend from February through late October 2023, the Russell 2000 Index rallied 22.4% in November and December. Overall, the Russell 2000 Index and the Russell Micro-Cap Index rose 16.9% and 9.3%, respectively, during 2023. Within the U.S. small-cap market, the Board noted that small-cap growth stocks fared better than small-cap value stocks during 2023, with the Russell 2000 Growth Index posting a return of 18.66% compared to a gain of 14.65% for the Russell 2000 Value Index. Despite the solid absolute returns for the Russell 2000 Index and the Russell Micro-Cap Index in 2023, the Russell 1000 Index gained 26.5% during the period and outperformed its smaller-cap siblings.

It was also noted that a large portion of the post-2008 market period was marked by historically low interest rates and significant U.S. Federal Reserve market intervention. During this period, highly leveraged, nonearning companies and yield-oriented securities (e.g., master limited partnerships, real estate investment trusts, and utilities) generally outperformed the companies with more conservative balance sheets, low leverage, the ability to generate and effectively allocate free cash flow, and strong returns on invested capital and cyclical companies generally favored by the Funds. The Board noted that the relative risk-adjusted investment performance of each Fund was adversely affected during periods in which the above-described market factors were prevalent.

Board Approval of Investment Advisory Agreement (cont.)

The Board noted that the Funds posted stronger relative risk-adjusted performance during the 1-, 3-, and 5-year periods ended December 31, 2023, and weaker relative risk-adjusted performance during the 10-year period ended December 31, 2023. In particular, the Board noted that: (i) Royce Small-Cap Portfolio (“RCS”) ranked in the 1st, 1st, 3rd, and 4th Sharpe Ratio quartiles within its Morningstar category for the 1-, 3-, 5-, and 10-year periods, respectively, ended December 31, 2023; and (ii) Royce Micro-Cap Portfolio (“RCM”) ranked in the 1st, 3rd, 2nd, and 4th Sharpe Ratio quartiles within its Morningstar category for the 1-, 3-, 5-, and 10-year periods, respectively, ended December 31, 2023.

The Board also received an analysis that compared the Sharpe Ratio of each Fund with the arithmetic average of the Sharpe Ratios of the funds within its Morningstar category for each of the 1-, 3-, 5-, and 10-year periods ended December 31, 2023. The Board noted that: (i) RCS’s Sharpe Ratio exceeded the arithmetic average of the Sharpe Ratios of the funds within its Morningstar category for the applicable 1- and 3-year periods; and (ii) RCM’s Sharpe Ratio exceeded the arithmetic average of the Sharpe Ratios of the funds within its Morningstar category for the applicable 1-, 3-, and 5-year periods.

The Board also received an analysis that compared the Sharpe Ratio of each Fund with the Sharpe Ratio of its primary benchmark index for each of the 1-, 3-, 5-, and 10-year periods ended December 31, 2023. The Board noted that each Fund’s Sharpe Ratio equaled or exceeded the Sharpe Ratio of its primary benchmark index for the applicable 1-, 3-, and 5-year periods.

In addition to the relative risk–adjusted performance of each Fund, the Board also reviewed and considered each Fund’s absolute total returns, down-market performance, and long-term performance records over periods exceeding ten years. In reviewing such long-term performance records, it was noted that the Funds had generally outperformed their respective benchmark indexes and competitors during the periods prior to the U.S. Federal Reserve’s near zero interest rate policy and related market interventions that followed the 2008 financial crisis. The trustees also received detailed information from Royce comparing each Fund’s average annual total returns to those of its primary benchmark index for the 1-, 3-, 5-, and 10-year periods ended March 31, 2024, and noted that: (i) RCS outperformed its primary benchmark index for the applicable 1-, 3-, and 5-year periods and underperformed such index for the applicable 10-year period; and (ii) RCM outperformed its primary benchmark index for each of the applicable 1-, 3-, 5-, and 10-year periods.

The Board also considered it important to look beyond “snapshot” performance as of December 31, 2023, and therefore examined monthly rolling average returns for each Fund relative to its benchmark index for the 3-, 5-, and 10-year periods ended March 31, 2024. The Board noted that each Fund outperformed its benchmark index for a majority of the monthly rolling average annual return periods during one of the 3-, 5-, and 10-year periods ended March 31, 2024.

Although the Board recognized that past performance is not necessarily an indicator of future results, it found that Royce had the necessary qualifications, experience and track record in managing equity mutual funds to manage each Fund. The Board determined that Royce continues to be an appropriate investment adviser for each Fund.

Cost of the services provided and profits realized by Royce from its relationship with each Fund

The Board considered the cost of the services provided by Royce and the profits realized by Royce from its relationship with each Fund. As part of the analysis, the Board discussed with Royce its methodology in allocating its costs to each Fund and concluded that Royce’s allocations were reasonable. The Board concluded that Royce’s profits with respect to each Fund during the calendar year ended December 31, 2023, were

Board Approval of Investment Advisory Agreement (cont.)

reasonable in relation to the nature and quality of services provided.

The extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale

While acknowledging that the presence or absence of economies of scale in fund management businesses can be debated and is in any event difficult to measure and directly assess, the Board considered whether there have been economies of scale in respect of the management of each Fund, whether each Fund had appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. The Board noted the time and effort involved in managing portfolios of small- and micro-cap stocks and that they did not involve the same efficiencies as do portfolios of large-cap stocks. The Board concluded that the current fee structure for each Fund was reasonable, that shareholders sufficiently participated in economies of scale (while again noting the various potential issues with assessing such economies of scale both in general and under the facts at hand) and that no changes were currently necessary.

Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients

The Board reviewed the investment advisory fee paid by each Fund and compared both the services to be rendered and the fees to be paid under the Agreement to other contracts of Royce and to contracts of other investment advisers to registered investment companies investing in small- and micro-cap stocks, as provided by Broadridge. The Board noted that the effective investment advisory fee rate for each Fund for the calendar year ended December 31, 2023 equaled the median for its Broadridge-assigned peers. The Board also noted the importance of the net annual operating expense ratio in measuring a fund’s efficiency, particularly in light of the variations in the mutual fund industry as to which entity is responsible for particular types of expenses. The Board further noted that: (i) RCS’s net annual operating expense ratio of 1.13% for the calendar year ended December 31, 2023 ranked in the 1st (least expensive) quartile within its Broadridge-assigned peer group, 11 basis points lower than the median for such peer group; and (ii) RCM’s net annual operating expense ratio of 1.15% for the calendar year ended December 31, 2023 ranked in the 2nd quartile within its Broadridge-assigned peer group, 9 basis points lower than the median for such peer group.

The Board also noted that Royce manages each Fund in an active fashion. The industry accepted metric for measuring how actively an equity portfolio is managed is called “active share.” In particular, active share measures how much the holdings of an equity portfolio differ from the holdings of its appropriate passive benchmark index. At the extremes, a portfolio with no holdings in common with the benchmark would have 100% active share, while a portfolio that is identical to the benchmark would have 0% active share. Royce presented several analyses to the Board which demonstrated that mutual funds with high active share scores had higher expense ratios than mutual funds with lower active share scores due to the resources required for the active management of those funds. The Board noted that the active shares for RCM and RCS were 90% and 94%, respectively, for the calendar year ended December 31, 2023.

The Board further noted that Royce had, from time to time, waived investment advisory fees and/or reimbursed expenses in order to maintain expense ratios at competitive levels. The Board also considered investment advisory fees charged by Royce to institutional and other clients and noted that, given the greater level of services that Royce provides to registered investment companies such as the Funds as compared to other accounts, each Fund’s investment advisory fees compared favorably to these other accounts.

Board Approval of Investment Advisory Agreement (cont.)

No single factor was cited as determinative to the decision of the Board. Rather, after weighing all of the considerations and conclusions discussed above, the entire Board, including all of the non-interested trustees, determined to approve the continuation of the existing Agreement, concluding that continuation of the Agreement is in the best interest of the shareholders of each Fund and that each Fund’s investment advisory fee rate is reasonable in relation to the services provided.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. This information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. This information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. This information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. This information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders. Not Applicable.

Item 16. Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control over Financial Reporting. There were no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation. Not Applicable.

Item 19. Exhibits. Attached hereto.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Not Applicable to this semi-annual report.

(a)(3)(a) Separate certifications by the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)(b) Not Applicable.

(b) Separate certifications by the Registrant’s Principal Executive Officer and Principal Financial Officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ROYCE CAPITAL FUND

BY:	/s/ Christopher D. Clark

Christopher D. Clark

President

Date: August 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

ROYCE CAPITAL FUND		ROYCE CAPITAL FUND

BY:	/s/ Christopher D. Clark	BY:	/s/ Peter K. Hoglund
Christopher D. Clark		Peter K. Hoglund
President		Chief Financial Officer

Date: August 8, 2024		Date: August 8, 2024